Right-of-Use Asset - Summary of Right of Use Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Lease Right of Use Asset [Abstract]
Balance, beginning	$ 87,286	$ 132,020
Depreciation	(42,644)	(37,791)
Foreign Exchange	2,018	(6,943)
Balance, ending	$ 46,660	$ 87,286